Shareholders' equity (Tables)	12 Months Ended
Mar. 31, 2025
Stockholders' Equity [Abstract]
Changes in shares of common stock outstanding
The following table presents changes in shares of NHI shares outstanding for the years ended March 31, 2023, 2024 and 2025.

	Number of Shares
	Year ended March 31
	2023	2024	2025
Common stock outstanding at beginning of year	3,017,804,012	3,003,679,324	2,970,755,160
Decrease of common stock by cancellation of treasury stock	—	(70,000,000)	—
Common stock held in treasury:
Repurchases of common stock	(50,016,744)	(80,617,143)	(63,523,657)
Sales of common stock	296	534	115
Common stock issued to employees	35,900,087	47,695,273	48,981,222
Cancellation of treasury stock	—	70,000,000	—
Other net change in treasury stock	(8,327)	(2,828)	(1,875)

Common stock outstanding at end of year	3,003,679,324	2,970,755,160	2,956,210,965